Document and Entity Information Document	Feb. 17, 2022
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Feb. 17, 2022
Entity Registrant Name	CROCS, INC.
Entity Central Index Key	0001334036
Amendment Flag	true
Amendment Description	On February 18, 2022, Crocs, Inc. filed a Current Report on Form 8-K (the “Initial Form 8-K”) to report the completion of its acquisition of HEYDUDE, a privately-owned casual footwear brand. The Company is filing this Amendment No. 1 to the Initial Form 8-K to include the historical financial statements of the HK Acquired Companies and the US Acquired Companies and pro forma condensed combined financial information required to be filed under Item 9.01 of Form 8-K. The disclosure included in the Initial Form 8-K otherwise remains unchanged.
Entity Incorporation, State or Country Code	DE
Entity File Number	0-51754
Entity Tax Identification Number	20-2164234
Entity Address, Address Line One	13601 Via Varra
Entity Address, City or Town	Broomfield,
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80020
City Area Code	303
Local Phone Number	848-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	CROX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false